INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Investments In Subsidiaries
NOTE 14. INVESTMENTS IN SUBSIDIARIES

The main operations carried out as of December 31, 2023 and 2022 are reported below:

On March 17, 2023, Arauco took over control of the company E2E SpA., acquiring the remaining 50% interest. The payment for
this transaction amounted to ThCLP$ 102.

On June 22, 2022, a cooperation agreement was signed with the Government of Mato Grosso do Sul, Brazil. Signing this agreement is an important and
p
reparatory step that will enable us to continue assessing the construction of a new pulp mill. If conditions allow – among which conditions are obtaining all necessary permits and board approval – this new plant would have an estimated production capacity of 2.5 million tons of short-fiber pulp and would require an estimated investment of approximately US$ 3 billion. For the same purposes, in August 2022 and through subsidiary Arauco Forest Brasil S.A., the company Arauco Celulose do Brasil S.A. was incorporated. This company participates in forestry-related activities, such as the formation of eucalyptus forests, logging, and electric power generation.

Reorganization
Arauco estimated necessary to reorganize its activity in the wood product segment by centralizing its investments in the wood market in an entity that allows a common direction and control. This is the reason why, on May 23, 2022, the company Arauco Wood Limited was created. Such international parent entity was incorporated in the United Kingdom, a country which is considered and valued as one of the main investment platforms and center global financial system, and known for its institutional stability.

In June and December 2022, Arauco, through its subsidiary Inversiones Arauco International Ltda. and the parent of the group, Celulosa Arauco y Constitución S.A., contributed their subsidiaries from the wood segment to the new company Arauco Wood Limited. These contributions were for a total amount of ThU.S.$ 1,989,972. This operation did not generate an effect within the consolidated statements of profit or loss.

With this reorganization, Arauco intends to achieve a more efficient international structure in a first-class financial center, thus generating an attractive investment focus for potential new investors or other market players. This centralization of the wood product segment will also allow a better and more efficient management, enhancing its investments with a solid structure and greater projections of profitability, growth and sustainability.